UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07264
Investment Company Act File Number

Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
China — 64.3%

Chemicals — 0.8%
China Bluechemical, Ltd., Class H	4,152,000	$2,222,505

		$2,222,505

Commercial Banks — 10.1%
Bank of China, Ltd., Class H	14,592,000	$8,202,975
China Construction Bank, Class H	12,029,000	10,681,020
Industrial & Commercial Bank of China, Ltd., Class H	9,626,000	8,128,708

		$27,012,703

Computers & Peripherals — 1.0%
Lenovo Group, Ltd.	4,624,000	$2,664,165

		$2,664,165

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	590,000	$3,488,169

		$3,488,169

Containers & Packaging — 0.1%
CPMC Holdings, Ltd.(1)	120,000	$122,941

		$122,941

Distributors — 1.3%
China Resources Enterprise, Ltd.	1,088,000	$3,402,118

		$3,402,118

Diversified Consumer Services — 1.2%
New Oriental Education & Technology Group Inc. ADR(1)	43,800	$3,123,378

		$3,123,378

Diversified Financial Services — 1.0%
China Everbright, Ltd.	1,102,000	$2,608,940

		$2,608,940

Electrical Equipment — 2.2%
China High Speed Transmission Equipment Group Co., Ltd.	1,490,000	$3,516,224
Zhuzhou CSR Times Electric Co., Ltd.	1,147,000	2,310,712

		$5,826,936

Electronic Equipment, Instruments & Components — 2.4%
China High Precision Automation Group, Ltd.(1)	2,545,000	$1,477,732
Hollysys Automation Technologies, Ltd.(1)	155,100	1,962,015
Kingboard Chemical Holdings, Ltd.	718,500	2,885,881

		$6,325,628

Food Products — 3.1%
China Agri-Industries Holdings, Ltd.	3,390,000	$4,327,591
China Mengniu Dairy Co., Ltd.(1)	1,291,000	3,968,755

		$8,296,346

Health Care Equipment & Supplies — 1.2%
Mindray Medical International, Ltd. ADR	104,000	$3,149,120

		$3,149,120

Health Care Providers & Services — 0.7%
Sinopharm Group Co., Ltd.(1)	560,800	$1,979,069

		$1,979,069

Security	Shares	Value
Household Durables — 1.3%
Skyworth Digital Holdings, Ltd.	3,818,162	$3,344,733

		$3,344,733

Independent Power Producers & Energy Traders — 0.8%
China Resources Power Holdings Co., Ltd.	1,046,000	$2,131,284

		$2,131,284

Industrial Conglomerates — 1.3%
Beijing Enterprises Holdings, Ltd.	526,000	$3,572,490

		$3,572,490

Insurance — 4.7%
China Life Insurance Co., Ltd., Class H	1,954,000	$9,819,353
Ping An Insurance (Group) Co. of China, Ltd., Class H	298,000	2,775,152

		$12,594,505

Internet Software & Services — 5.0%
NetEase.com, Inc. ADR(1)	123,800	$4,734,112
Tencent Holdings, Ltd.	466,300	8,618,335

		$13,352,447

Machinery — 2.5%
China South Locomotive and Rolling Stock Corp., Ltd., Class H	4,258,000	$2,910,063
Lonking Holdings, Ltd.	3,602,000	2,242,923
Sany Heavy Equipment International Holdings Co., Ltd.(1)	1,711,000	1,646,965

		$6,799,951

Media — 0.6%
AirMedia Group, Inc. ADR(1)	244,593	$1,702,367

		$1,702,367

Metals & Mining — 1.9%
Zijin Mining Group Co., Ltd., Class H	4,910,000	$5,144,380

		$5,144,380

Oil, Gas & Consumable Fuels — 8.1%
China Petroleum & Chemical Corp., Class H	3,446,000	$2,875,419
China Shenhua Energy Co., Ltd., Class H	1,392,000	6,794,110
CNOOC, Ltd.	3,709,000	5,730,064
CNPC Hong Kong, Ltd.	2,520,000	2,831,869
PetroChina Co., Ltd., Class H	2,778,000	3,462,266

		$21,693,728

Paper & Forest Products — 1.8%
Nine Dragons Paper Holdings, Ltd.	2,557,000	$4,700,366

		$4,700,366

Real Estate Management & Development — 3.2%
China Overseas Land & Investment, Ltd.	1,593,040	$3,420,723
China Resources Land, Ltd.	1,186,000	2,739,542
Longfor Properties Co., Ltd.(1)	333,500	344,256
Sino-Ocean Land Holdings, Ltd.	1,960,500	1,948,728

		$8,453,249

Specialty Retail — 1.9%
Belle International Holdings, Ltd.	4,140,000	$5,141,025

		$5,141,025

Textiles, Apparel & Luxury Goods — 1.4%
Ports Design, Ltd.	1,425,000	$3,838,229

		$3,838,229

Security	Shares	Value
Wireless Telecommunication Services — 3.4%
China Mobile, Ltd.	971,500	$9,097,235

		$9,097,235

Total China (identified cost $129,409,468)		$171,788,007

Hong Kong — 13.7%

Chemicals — 1.0%
Huabao International Holdings, Ltd.	2,572,000	$2,703,908

		$2,703,908

Commercial Banks — 1.0%
Bank of China Hong Kong (Holdings), Ltd.	1,135,000	$2,604,093

		$2,604,093

Construction & Engineering — 1.7%
Shui On Construction and Materials, Ltd.	2,794,000	$4,676,123

		$4,676,123

Distributors — 2.3%
Integrated Distribution Services Group, Ltd.	983,000	$1,541,702
Li & Fung, Ltd.	1,130,000	4,537,818

		$6,079,520

Diversified Financial Services — 1.4%
Hong Kong Exchanges and Clearing, Ltd.	213,900	$3,807,197

		$3,807,197

Marine — 1.0%
Shun Tak Holdings, Ltd.	4,332,000	$2,680,694

		$2,680,694

Real Estate Management & Development — 4.5%
Cheung Kong (Holdings), Ltd.	333,000	$4,195,730
Kerry Properties, Ltd.	587,000	2,978,298
Sun Hung Kai Properties, Ltd.	323,000	4,768,283

		$11,942,311

Specialty Retail — 0.8%
Esprit Holdings, Ltd.	324,625	$2,183,689

		$2,183,689

Total Hong Kong (identified cost $35,552,872)		$36,677,535

Taiwan — 20.3%

Capital Markets — 0.5%
Yuanta Financial Holding Co., Ltd.	2,109,000	$1,418,507

		$1,418,507

Chemicals — 1.8%
Taiwan Fertilizer Co., Ltd.	1,461,000	$4,691,622

		$4,691,622

Commercial Banks — 0.9%
Chinatrust Financial Holding Co., Ltd.	4,313,847	$2,488,381

		$2,488,381

Security	Shares	Value
Computers & Peripherals — 3.4%
Acer, Inc.	1,195,210	$2,971,390
Compal Electronics, Inc.	2,741,640	3,628,905
Wistron Corp.	1,300,000	2,385,290

		$8,985,585

Diversified Telecommunication Services — 1.3%
Chunghwa Telecom Co., Ltd.	1,938,920	$3,454,070

		$3,454,070

Electronic Equipment, Instruments & Components — 4.2%
Hon Hai Precision Industry Co., Ltd.	1,719,464	$7,244,246
Synnex Technology International Corp.	2,009,000	4,034,618

		$11,278,864

Food Products — 1.9%
Uni-President Enterprises Corp.	4,273,640	$4,995,619

		$4,995,619

Multiline Retail — 1.3%
Far Eastern Department Stores, Ltd.	3,182,000	$3,360,747

		$3,360,747

Real Estate Management & Development — 0.7%
Hung Poo Real Estate Development Corp.	1,151,000	$1,765,933

		$1,765,933

Semiconductors & Semiconductor Equipment — 4.3%
MediaTek, Inc.	313,825	$4,931,458
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,286,849
United Microelectronics Corp.(1)	2,893,000	1,409,434

		$11,627,741

Total Taiwan (identified cost $49,465,062)		$54,067,069

Total Common Stocks (identified cost $214,427,402)		$262,532,611

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/09	$3,232	$3,231,959

Total Short-Term Investments (identified cost $3,231,959)		$3,231,959

Total Investments — 99.5% (identified cost $217,659,361)		$265,764,570

Other Assets, Less Liabilities — 0.5%		$1,382,498

Net Assets — 100.0%		$267,147,068

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$217,659,361

Gross unrealized appreciation	$59,043,943
Gross unrealized depreciation	(10,938,734)

Net unrealized appreciation	$48,105,209

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$4,825,745	$27,350,061		$—	$32,175,806
Consumer Staples	—	13,291,965		—	13,291,965
Energy	—	21,693,728		—	21,693,728
Financials	—	74,695,819		—	74,695,819
Health Care	3,149,120	1,979,068		—	5,128,188
Industrials	—	23,556,194		—	23,556,194
Information Technology	6,696,127	47,538,303		—	54,234,430
Materials	—	23,073,892		—	23,073,892
Telecommunication Services	—	12,551,305		—	12,551,305
Utilities	—	2,131,284		—	2,131,284

Total Common Stocks	$14,670,992	$247,861,619	*	$—	$262,532,611
Short-Term Investments	—	3,231,959		—	3,231,959

Total Investments	$14,670,992	$251,093,578		$—	$265,764,570

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010